VESSELS, RIGS, AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment

(in thousands of $)	June 30, 2025	December 31, 2024
Cost	4,371,422	4,527,621
Accumulated depreciation	(954,414)	(975,323)
Vessels, rigs and equipment, net	3,417,008	3,552,298